Medora Corp. - (A Development Stage Company) - Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		24 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0
Consulting fees	1,487	6,200	17,177	15,036	38,774
General and administrative	0	312	64	1,837	3,423
Legal and accounting fees	1,850	3,500	10,250	19,272	31,872
Transfer agent fees	25	2,000	125	2,000	2,550
Total Expenses	3,362	12,012	27,616	38,145	76,619
Net Loss	$ (3,362)	$ (12,012)	$ (27,616)	$ (38,145)	$ (76,619)
Weighted average common shares	62,054,600	62,054,600	62,054,600	61,954,348
Net loss per share - basic and diluted	$ 0	$ 0	$ 0	$ 0